Concentration of risks (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Jun. 30, 2025 USD ($)
Concentration of risks
Cash and cash equivalents	$ 1,569,453		$ 55,639
UNITED STATES
Concentration of risks
Insurance coverage for each bank	250,000
SINGAPORE
Concentration of risks
Insurance coverage for each bank	78,600	$ 100,000
Credit risk
Concentration of risks
Cash and cash equivalents	363,222
Singapore credit risk
Concentration of risks
Cash and cash equivalents	$ 106,231